CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit (loss)	€ 4,860	€ 13,961	€ 5,840
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans	(31)	60	119
Share of other comprehensive income (loss) on equity-accounted investments	(2)	3	2
Change of minor investments measured at fair value with effects to OCI	45	56	105
Tax effect	10	(5)	(77)
Total items that are not reclassified to profit or loss in later periods, net of tax	22	114	149
Items that may be reclassified to profit or loss in later periods
Currency translation differences	(2,010)	1,095	2,828
Change in the fair value of cash flow hedging derivatives	541	794	(1,264)
Share of other comprehensive income (loss) on equity-accounted investments	54	(12)	(34)
Tax effect	(158)	(234)	372
Total items that may be reclassified to profit or loss in later periods, net of tax	(1,573)	1,643	1,902
Total other items of comprehensive income (loss)	(1,551)	1,757	2,051
Total comprehensive income (loss)	3,309	15,718	7,891
Attributable to Eni	3,220	15,643	7,872
Attributable to non-controlling interest	€ 89	€ 75	€ 19